Movements of Lifetime Expected Credit Losses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Provision for expected credit losses, beginning balance	[1]	$ 94
Provision for expected credit losses, net		24	$ 9		$ 0	[2]
Exchange difference		1	0
Provision for expected credit losses, ending balance		106	94	[1]
Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Provision for expected credit losses, beginning balance		94	111
Provision for expected credit losses, net		24	7
Amounts written-off		(13)	(24)
Provision for expected credit losses, ending balance		$ 106	$ 94		$ 111

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.
[2]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.